Operating Expenses	12 Months Ended
Dec. 31, 2023
Operating Expense [Abstract]
OPERATING EXPENSES

7. OPERATING EXPENSES

For the years ended December 31,	2023	2022	2021
Compensation and employee benefits(a)	$117,917	$152,154	$156,112
Other operating expenses(b)	48,120	52,831	50,622
Cost of sales(c)	38,515	54,004	30,215
Operating expenses	$204,552	$258,989	$236,949

____________

(a)      Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.

(b)      Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for year ended December 31, 2023 included $1.7 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the leases liabilities (December 31, 2022 — $1.7 million).

(c)      Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.

The cost of equipment sales included in the cost of sales is as follows:

For the years ended December 31,	2023	2022	2021
Cost of equipment sale	$7,546	$26,273	$6,210